Intangible assets - Summary Of Intangible Assets (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	€ 172,954,000	€ 198,794,000
Ending balance	159,715,000	172,954,000
Parent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	10,521
Ending balance		10,521
Brand names [member] | Parent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	10,521
Ending balance		10,521
Gross carrying amount [member] | Parent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	10,521	0
Additions		10,521
Ending balance		10,521
Accumulated impairment [member] | Parent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	€ 0	0
Amortization charge for the period		0
Ending balance		€ 0